Marketable Securities	12 Months Ended
Mar. 31, 2020
Marketable Securities [Abstract]
Marketable Securities

3. Marketable Securities

The Company acquired equity securities listed in Hong Kong and Australian Securities Exchange.

	March 31,
	2019	2020

Cost	$21,746	$21,920

Market value	$24,446	$19,441

Included in Non-operating income (expenses), net were unrealized gain (loss) for the years ended March 31, 2018, 2019 and 2020 of $1,401, $891 and $(5,179), respectively.

Net proceeds from sale of marketable securities for the years ended March 31, 2018, 2019 and 2020 were $6,580, $7,210 and $1,620 respectively and realized gain from sales of marketable securities for the years ended March 31, 2018, 2019 and 2020 were $609, $746 and $29, respectively. For the purposes of determining realized gains and losses, the cost of securities sold was determined based on the average cost method.

The marketable securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical securities in active markets.